S000048356 [Member] Expense Example - Multi-Strategy Income Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 674
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	1,932
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	596
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	2,261
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,151
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	914
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	972
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	$ 1,142